Lease (Tables)	6 Months Ended
Dec. 31, 2023
Lease [Abstract]
Schedule of Supplemental Balance Sheet Information Related to the Operating Lease	Supplemental balance sheet information related to the operating lease was as follows:
	As of December 31,	As of June 30,
	2023	2023
Right-of-use assets	$61,910	$84,892

Operating lease liabilities - current	$64,884	$65,115
Operating lease liabilities - non-current	13,351	39,634
Total operating lease liabilities	$78,235	$104,749

Schedule of Remaining Lease Term and Discount Rate	The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2023 were as follows:
Weighted average remaining lease term (years)	1.17
Weighted average discount rate	6.92%

Schedule of Future Minimum Rent Payable	As of December 31, 2023, the future minimum rent payable under the non-cancellable operating lease for fiscal years ended December 31 were:
2024	$68,162
2025	13,468
Total lease payments	81,630
Less: imputed interest	(3,395)
Present value of lease liabilities	$78,235